SCHEDULE OF SEGMENT REPORTING REVENUE BY REGION (Details) - USD ($)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	$ 25,494,564	$ 18,219,959	$ 16,396,018
PRC [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	23,704,259	15,461,801	11,192,324
Overseas [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	$ 1,790,305	$ 2,758,158	$ 5,203,694